Leases	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Leases
Leases

8. Leases

The Company leases certain properties consisting principally of (i) a facility in Bohemia, New York (headquarters) through October 2028, (ii) a facility in Pittsburgh, Pennsylvania for SBI’s Bioprocessing Systems Operations through May 2023, and (iii) a facility for sales and administration in Orangeburg, New York through October 2022. There are no renewal options with any of the leases, no residual values or significant restrictions or covenants other than those customary in such arrangements, and no non-cash activities; and any rent escalations incorporated within the leases are included in the calculation of the future minimum lease payments, as further described below.

The Company determines whether an agreement contains a lease at inception based on the Company’s right to obtain substantially all of the economic benefits from the use of the identified asset and its right to direct the use of the identified asset. Lease liabilities represent the present value of future lease payments and the Right-Of-Use (“ROU”) assets represent the Company’s right to use the underlying assets for the respective lease terms. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term. Each ROU asset is further adjusted to account for previously recorded lease expenses such as deferred rent and other lease liabilities. As the Company’s leases do not provide an implicit rate, the Company used its incremental borrowing rate of 5.0% as the discount rate to calculate the present value of future lease payments, which was the interest rate that its bank would charge for a similar loan.

The Company elected not to recognize a ROU asset or a lease liability for leases with an initial term of twelve months or less. In addition to minimum lease payments, certain leases require payment of a proportionate share of real estate taxes and certain building operating expenses or payments based on an excess of a specified base. These variable lease costs are not included in the measurement of the ROU asset or lease liability due to unpredictability of the payment amount and are recorded as lease expenses in the period incurred. The Company’s lease agreements do not contain residual value guarantees.

The Company elected available practical expedients for existing or expired contracts of lessees whereby the Company is not required to reassess whether such contracts contain leases, the lease classification or the initial direct costs. The Company is not utilizing the practical expedient which allows the use of hindsight by lessees and lessors in determining the lease term and in assessing impairment of its ROU assets. The Company utilized the transition method allowing entities to only apply the new lease standard in the year of adoption.

As of March 31, 2022, the weighted-average remaining lease term for operating lease liabilities was approximately 5.32 years and the weighted-average discount rate was 5.0%. Total cash payments under these leases were approximately $82,000 and $240,200, for the three and nine months ended March 31, 2022 of which $81,800 and $226,300 was recorded as leases expense, respectively.

The Company’s approximate future minimum rental payments under all leases existing at March 31, 2022 through October 2028 are as follows:

Fiscal year ending June 30,	Amount
Remainder of 2022	$82,200
2023	311,400
2024	247,600
2025	255,000
2026	262,700
Thereafter	609,600
Total future minimum payments	1,768,500
Less imputed interest	(256,100)
Total Present Value of Operating Lease Liabilities	$1,512,400

11. Leases

On July 1, 2019, the Company adopted the new accounting pronouncement as it relates to its leases which requires a lessee to recognize all long-term leases on its balance sheet as a liability for its lease obligation, measured at the present value of lease payments not yet paid, and a corresponding asset representing its right to use the underlying asset over the lease term and expands disclosure of key information about leasing arrangements.

The Company leases certain properties consisting principally of a facility in Bohemia, New York (headquarters) through January 2025 which was amended in September 2021 to increase the space by approximately 25% and lease term through approximately October 2028, a facility in Pittsburgh, Pennsylvania for its Bioprocessing Systems Operations through May 2023, and a facility for sales and administration in Orangeburg, New York through October 2022. The Company had a lease for its discontinued operations through November 2020. There are no renewal options with any of the leases, no residual values or significant restrictions or covenants other than those customary in such arrangements, and no non-cash activities, and any rent escalations incorporated within the leases are included in the calculation of the future minimum lease payments, as further described below. All of the Company’s leases are deemed operating leases.

The Company determines whether an agreement contains a lease at inception based on the Company’s right to obtain substantially all of the economic benefits from the use of the identified asset and its right to direct the use of the identified asset. Lease liabilities represent the present value of future lease payments and the Right-Of-Use (“ROU”) assets represent the Company’s right to use the underlying assets for the respective lease terms. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term. The ROU asset is further adjusted to account for previously recorded lease expenses such as deferred rent and other lease liabilities. As the Company’s leases do not provide an implicit rate, the Company used its incremental borrowing rate of 5.0% as the discount rate to calculate the present value of future lease payments, which was the interest rate that its bank would charge for a similar loan.

The Company elected not to recognize a ROU asset and a lease liability for leases with an initial term of twelve months or less. In addition to minimum lease payments, certain leases require payment of a proportionate share of real estate taxes and certain building operating expenses or payments based on an excess of a specified base. These variable lease costs are not included in the measurement of the ROU asset or lease liability due to unpredictability of the payment amount and are recorded as lease expenses in the period incurred. The Company’s lease agreements do not contain residual value guarantees.

The Company elected available practical expedients for existing or expired contracts of lessees wherein the Company is not required to reassess whether such contracts contain leases, the lease classification or the initial direct costs. The Company is not utilizing the practical expedient which allows the use of hindsight by lessees and lessors in determining the lease term and in assessing impairment of its ROU assets. The Company utilized the transition method allowing entities to only apply the new lease standard in the year of adoption.

As of June 30, 2021, the weighted-average remaining lease term for operating lease liabilities was approximately 2.68 years and the weighted-average discount rate was 5.0%. Total cash payments under these leases were $289,100 for the year ended June 30, 2021, of which $277,300 was recorded as lease expense.

The Company’s approximate future minimum rental payments under all leases existing at June 30, 2021, through January 2025 are as follows:

Year ended June 30,	Amount

2022	$260,300
2023	245,300
2024	195,900
2025	91,600

Total future minimum payments	$793,100
Less: Imputed interest	(62,100)
Total Present Value of Operating Lease Liabilities	$731,000